Key management compensation and related parties (Tables)	12 Months Ended
Dec. 31, 2023
Key management compensation and related parties
Schedule of total compensation expense with key management

	2023	2022	2021
Salaries and related charges and variable compensation (i)	38,331	8,241	12,662
Share-based compensation	(9,389)	(6,010)	6,552
Total	28,942	2,231	19,214

(i)	Variable compensation as defined by the Board of Directors in an agreement with Group executives.

Schedule of transactions between related parties

	Balance Sheet		Profit or loss
	December 31,	December 31,
	2023	2022	2023	2022
Leases
SOEDMAR - Sociedade Educacional De Maringa Ltda.
Right-of-use assets	164,195	160,230
Depreciation expense			(4,298)	(5,054)
Lease liabilities	169,294	165,089
Interest on lease			(9,477)	(13,061)
WM Administração e Participações Ltda
Right-of-use assets	2,915	2,845
Depreciation expense			(217)	(255)
Lease liabilities	3,017	2,942
Interest on lease			(194)	(268)

Schedule of payables from acquisition of subsidiaries

	Balance Sheet		Profit or loss
	December 31,	December 31,
	2023	2022	2023	2022
Payables from acquisition of subsidiaries
Accounts payable to selling shareholders	-	147,338
Financial expenses			(9,621)	(1,458)

Schedule of donations

	Balance Sheet		Profit or loss
	December 31,	December 31,
	2023	2022	2023	2022
Donations
ICETI - Instituto Cesumar de Ciência, Tecnologia e Inovação
Other income (expenses), net			(3,579)	(3,340)